Stock-Based Compensation - Plans (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2015 USD ($) $ / shares item shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock incentive plans | item	2	2
Stock incentive plan, vesting period		4 years
Shares purchased for options exercised | shares		105,466
Intrinsic value of options exercised		$ 2,700	$ 2,800	$ 6,700
Tax benefits from options exercised		900	900	2,300
Cash received from option exercises		1,100	800	2,600
Stock-based Compensation Expense		$ 19,454	$ 16,502	$ 12,324
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period		4 years
Weighted Average Grant Date Fair Value, Granted | $ / shares		$ 38.35	$ 31.87	$ 31.72
Unrecognized compensation expense	$ 11,200	$ 11,200
Weighted-average period for recognition of compensation cost		2 years
Total fair value of restricted stock vested		$ 9,700	$ 6,900	$ 7,100
Stock-based Compensation Expense		$ 18,600	$ 14,600	8,100
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period		4 years
Unrecognized compensation expense	600	$ 600
Weighted-average period for recognition of compensation cost		1 year 2 months 12 days
Number of shares granted | shares			0
Total fair value of restricted stock vested		$ 1,200	$ 10,800	8,100
Stock-based Compensation Expense		900	1,900	4,100
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense	0	$ 0
Stock-based Compensation Expense	$ 0		$ 10	$ 100
2007 Stock Inventive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock authorized under the plan | shares	9,679,393	9,679,393
Options granted, net of cancellation | shares		416,500
Restricted shares granted, net of cancellations | shares		5,089,237
Shares purchased for options exercised | shares		266,375
2001 Stock Inventive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, net of cancellation | shares		6,438,172
Shares purchased for options exercised | shares		6,264,420
Vesting Two Years From January 31 of Grant Year | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period		24 months
Vesting percentage		50.00%
Vesting Three Years From January 31 of Grant Year | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period		36 months
Vesting percentage		25.00%
Vesting Four Years From January 31 of Grant Year | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock incentive plan, vesting period		48 months
Vesting percentage		25.00%